American Century Mutual Funds, Inc | ADAPTIVE EQUITY FUND

American Century Mutual Funds, Inc. Prospectus Supplement Adaptive Equity Fund
Supplement dated August 1, 2018 ■ Prospectus dated March 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - ADAPTIVE EQUITY FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	[1]	1.15%	0.95%	1.15%	1.15%	0.80%
Distribution and Service (12b-1) Fees		none	none	0.25%	0.50%	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.16%	0.96%	1.41%	1.66%	0.81%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.

Expense Example - American Century Mutual Funds, Inc - ADAPTIVE EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	118	369	639	1,409
INSTITUTIONAL CLASS	98	306	532	1,178
A CLASS	711	996	1,302	2,168
R CLASS	169	524	903	1,964
R6 CLASS	83	259	450	1,002